[LATHAM & WATKINS LLP LETTERHEAD]

September 13, 2006

VIA EDGAR AND FEDEX

Pamela A. Long
Assistant Director
Division of Corporation Finance
Securities and Exchange Commission
100 F Street, N.E.
Mail Stop 7010
Washington, D.C. 20549

  Re:
  Bare Escentuals, Inc.
  Amendment No. 3 to Registration Statement on Form S-1
  Filed September 13, 2006
  File No. 333-135484

Dear Ms. Long:

        Simultaneously with the filing of this letter, Bare Escentuals, Inc. is submitting (by EDGAR) Amendment No. 3 to its Registration Statement on Form S-1 (the "Amendment"). Courtesy copies of this letter and the Amendment (specifically marked to show the changes thereto) are being submitted to the Staff by hand delivery.

        Any comments or questions regarding the Amendment should be directed to the undersigned at (858) 523-5433. Thank you in advance for your cooperation in connection with this matter.

Very truly yours,
/s/ DIVAKAR GUPTA Divakar Gupta
cc:
Myles B. McCormick, Bare Escentuals, Inc.
Robert E. Burwell, Esq., Latham & Watkins LLP